Related Party Balances and Transactions - Schedule of Borrowing Transactions and Terms (Details) - Yee Cheong (1926) Enterprise Company Limited [Member]	1 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 HKD ($)
Unsecured Loan Agreements One [Member]
Schedule of Borrowing Transactions and Terms [Line Items]
Initial contractual principal		$ 11,700,000
Contractual interest rate	2.83%	2.83%
Contractual maturity	Apr. 08, 2034
Unsecured Loan Agreements Two [Member]
Schedule of Borrowing Transactions and Terms [Line Items]
Initial contractual principal	$ 600,000
Contractual interest rate
Contractual maturity	Mar. 31, 2027